SEGMENT INFORMATION - Segments Adjusted EBITDA (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue
Total Segments Adjusted EBITDA	$ 3,587	$ 3,232	$ 2,875
Depreciation	(1,454)	(1,439)	(1,550)
Amortization	(537)	(497)	(517)
Impairment Loss	(66)	(192)	(245)
Loss on disposals of non-current assets	(24)	(20)	(39)
Finance costs	(935)	(830)	(829)
Finance income	95	69	52
Other non-operating losses, net	(97)	(82)	(42)
Share of (loss) / profit of joint ventures and associates	(412)	48	14
Impairment of joint ventures and associates	(110)	(99)
Net foreign exchange (loss) / gain	(71)	157	(314)
(Loss) / profit before tax	$ (24)	$ 347	$ (595)